Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated depreciation	$ (855,705)	$ (661,930)	$ (803,725)
Property, plant and equipment before construction in process	1,554,461	1,252,164	6,448,517
Construction in process	233,276	26,893	1,440,690
Total property, plant and equipment	1,787,737	1,279,057	7,889,207
Machinery And Equipment [Member]
Property, plant and equipment before construction in process	2,284,313	1,863,322	6,802,971
Leasehold improvements [Member]
Property, plant and equipment before construction in process	$ 125,853	$ 50,772	$ 449,271